Consolidated Statements of Cash Flows (Parenthetical) (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 03, 2017
Statement of Cash Flows [Abstract]
Note payable for commitment fees	$ 60,000			$ 60,000	$ 50,000
Issuance of common stock to directors in payment of accounts payable		$ 75,000
Issuance of common stock to directors in payment of prepaid fees for services		37,500
Issuance of common stock to stockholders relations agent of accounts payable		30,000
Issuance of common stock to stockholders relations agent prepaid fees		22,500
Additional note payable for commitment fees			$ 40,000	40,000
Principal payments on note payable	$ 600,000	$ 750,000		600,000
Principal payments on note payable				400,000
Issuance of notes payable				185,000
Discount on investments				30,000
Proceeds on note payable				750,000
Commitment fee, net				75,000
Accrued interest			15,984	15,984
Convertible note payable			$ 15,000	$ 15,000
Percentage of equity interest in acquiree						15.00%